UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07117

Morgan Stanley Limited Duration Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	April 30, 2007

Date of reporting period:	April 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Limited Duration Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended April 30, 2007

Total Return for the 12 Months Ended April 30, 2007
Morgan Stanley Limited Duration Fund	Lehman Brothers U.S. Credit Index (1-5 Year)[1]	Lipper Short Investment Grade Bond Funds Index[2]
4.77%	6.50%	5.40%

The Fund's total return assumes the reinvestment of all distributions. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The Federal Open Market Committee (the "Fed") continued to raise the target federal funds rate early in the reporting period, but moved to the sidelines after its June 2006 meeting in reaction to economic releases indicating slower gross domestic product (GDP) growth. Since that time, a variety of factors have weighted down the economy, causing growth to slow from the more frenetic pace of the first half of 2006. Downsizing by domestic automobile manufacturers inhibited expansion of the capital goods sector. The housing sector experienced a cyclical downturn, producing a shakeout of the marginal real estate buyer and roiling the sub-prime mortgage market. Real estate appreciation all but ceased, bringing an end to home equity withdrawal as a source of cash flow for homeowners. At the same time, rising commodity and energy prices functioned as a tax on consumers, redistributing income to energy producers. Offsetting these factors however, was a continuation of job creation and wage inflation which allowed consumer spending to continue unimpeded.

By the end of the period, the economy appeared to reaccelerate. The temporary slowdown induced by the housing and auto sectors seems to have concluded and monetary and fiscal conditions remain accommodative. Apparently, the Fed is willing to tolerate above-policy inflation (i.e., a core Consumer Price Index reading above 2 percent), perhaps in the belief that inflation is a lagging indicator and will ultimately drop into the Fed's acceptable range. If inflation does not moderate, however, the Fed may have to resume its tightening policy and begin increasing interest rates again.

U.S. Treasury yields declined across most of the curve during the period. After the Fed paused in June, the market projected an eventual series of federal fund rate easings, causing yields in the two-year segment of the curve (which most closely reflects investor sentiment) to fall in anticipation of further rate cuts. As economic conditions slowed, the difference in rates between the two- and 30-year segments of the market narrowed, though the very short end of the market (with maturities between three months and two years) remained steeply inverted.

In the corporate market, credit spreads, though still narrow by historical standards, widened modestly as hedge funds flush with capital took a number of companies private in deals financed with low-quality debt. Conversely, lower interest rate volatility drove spreads in the mortgage-backed securities market tighter during the reporting year. The exception here was the troubled sub-prime mortgage area, where higher than expected defaults and a substantial drop in loan originations caused spreads to balloon.

Performance Analysis

Morgan Stanley Limited Duration Fund underperformed the Lehman Brothers U.S. Credit Index (1-5 Year) and the Lipper Short Investment Grade Bond Funds Index for the 12 months ended April 30, 2007.

The primary reason for the Fund's underperformance versus the Lehman Brothers U.S. Credit Index (1-5 year) was its duration* positioning. The Fund maintained a duration lower than that of the Lehman Brothers U.S. Credit Index (1-5 year) during the period. Given that interest rates declined for the overall period, this defensive positioning detracted from the portfolio's return. Additionally, the yield curve positioning of the Fund was detrimental to performance as the yield curve flattened during the period and the Fund was not configured to take advantage of a yield curve flattening.

Increasing leveraged buyout (LBO) activity caused credit spread widening in the corporate sector in response to a flood of new issuance. While this environment could have dampened the performance of the Fund's holdings in corporate credit, strong security selection helped the Fund avoid some of the potential damage. Identifying and avoiding LBO targets has been challenging. Our approach has been to overweight the financial services segment of the market such as banks and insurance companies, to invest in structured credit (asset-backed securities), and to hold small and diversified exposures to industrial companies. This strategy proved successful during the period and the incremental income gained from these positions more than offset the negative impact of credit spread widening.

Our mortgage strategy also helped boost returns. Here, we focused on both seasoned, higher coupon fixed-rate mortgages (those originated in a higher interest-rate environment) and on adjustable-rate mortgages (ARMs). It appears that most of the outstanding higher coupon mortgages are immune to incentives to refinance into a lower coupon rate as prepayment rates on this product have been slower than expected. The slower prepayments allowed the Fund to collect additional interest income on its holdings in this sector. In addition, the inverted yield curve caused ARMs to reset at very attractive coupons. As such, the Fund's emphasis on these securities was also additive to returns during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

PORTFOLIO COMPOSITION**
Corporate Bonds	40.1%
Collateralized Mortgage Obligations	33.1
Mortgage-Backed Securities	19.3
Asset-Backed Securities	6.5
Short-Term Investments	1.0
LONG-TERM CREDIT ANALYSIS
Aaa/AAA	55.4%
Aa/AA	11.4
A/A	17.9
Baa/BBB	15.3

Data as of April 30, 2007. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

** Does not include open long futures contracts with an underlying face amount of $16,703,673 with unrealized appreciation of $14,975, open short futures contracts with an underlying face amount of $30,193,189 with unrealized depreciation of $22,198 and open swap contracts with an underlying face amount of $1,135,013 with unrealized appreciation of $4,987.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities (including zero coupon securities), investment grade mortgage-backed securities, including collateralized mortgage obligations, and investment grade corporate and other types of bonds. In selecting portfolio investments to purchase or sell, the "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers both domestic and international economic developments, interest rate levels, the steepness of the yield curve and other factors, and seeks to maintain an overall average duration for the Fund's portfolio of three years or less.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site,

http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of a $10,000 Investment

Annual Average Total Returns—Period Ended April 30, 2007
Symbol	MSLDX
1 Year	4.77%[3]
5 Years	2.63[3]
10 Years	4.36[3]
Since Inception (01/10/94)	4.46[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)  The Lehman Brothers U.S. Credit Index (1-5 Year) includes U.S. corporate and specified foreign debentures and secured notes with maturities of one to five years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Short Investment Grade Bond Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short Investment Grade Bond Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Short Investment Grade Bond Fund classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions. There are no sales charges.

‡  Ending value assuming a complete redemption on April 30, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/06 – 04/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), redemption fees or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	11/01/06	04/30/07	11/01/06 – 04/30/07
Actual (2.43% return)	$1,000.00	$1,024.30	$4.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.28	$4.56

*  Expenses are equal to the Fund's annualized expense ratio of 0.91% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses that were waived by the Investment Adviser and Administrator, the annualized expenses ratios for the one half year period would have been 0.92%.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel. The Board concluded that the Fund can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Fund's investment strategy and/or investment personnel.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund. The Board concluded that the management fee rate was acceptable because the Fund's total expense ratio was competitive as compared to the average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the expense peer group. The Board concluded that the Fund's management fee rate, although higher, was acceptable because the total expense ratio was competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the float benefits were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2007

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (41.2%)
	Aerospace & Defense (0.3%)
$325	Bae Systems Holdings Inc. - 144A*	4.75%		08/15/10	$321,183
55	Raytheon Co.	6.75		08/15/07	55,180
					376,363
	Air Freight/Couriers (0.2%)
245	FedEx Corp.	5.50		08/15/09	247,006
	Beverages: Alcoholic (0.4%)
460	Miller Brewing Co. - 144A*	4.25		08/15/08	453,871
	Building Products (0.2%)
200	Masco Corp.	4.625		08/15/07	199,405
	Cable/Satellite TV (1.0%)
710	Comcast Cable Communications, Inc.	6.875		06/15/09	734,585
427	Cox Communications Inc.	5.905	†	12/14/07	428,231
					1,162,816
	Casino/Gaming (0.4%)
455	Harrahs Operating Co., Inc.	7.125		06/01/07	455,582
	Chemicals: Major Diversified (0.2%)
275	ICI Wilmington Inc.	4.375		12/01/08	270,967
	Computer Processing Hardware (0.3%)
295	Hewlett-Packard Co.	5.485	†	05/22/09	295,189
	Containers/Packaging (0.1%)
145	Sealed Air Corp. - 144A*	6.95		05/15/09	149,715
	Department Stores (1.1%)
160	Federated Department Stores, Inc.	6.30		04/01/09	163,149
340	JC Penney Corp., Inc.	7.375		08/15/08	347,153
820	May Department Stores Co., Inc.	3.95		07/15/07	817,012
					1,327,314
	Drugstore Chains (0.4%)
100	CVS Corp.	3.875		11/01/07	99,234
355	CVS Corp.	4.00		09/15/09	346,036
					445,270
	Electric Utilities (6.7%)
285	Ameren Corp.	4.263		05/15/07	284,847
475	Baltimore Gas & Electric Co.	6.625		03/15/08	480,328
1,175	Carolina Power & Light Company Inc.	6.80		08/15/07	1,179,417
710	Columbus Southern Power Co.	4.40		12/01/10	692,120

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$315	Consumers Energy Co.	4.80%		02/17/09	$312,458
200	Detroit Edison Co. (The)	6.125		10/01/10	206,264
350	Dominion Resources Inc.	5.687		05/15/08	350,915
335	Duke Energy Corp.	3.75		03/05/08	330,846
185	Entergy Gulf States, Inc.	3.60		06/01/08	181,376
295	Entergy Gulf States, Inc.	5.76	†	12/01/09	294,881
605	FPL Group Capital Inc.	5.551		02/16/08	605,759
1,090	Pacific Gas & Electric Co.	3.60		03/01/09	1,062,233
595	Peco Energy Co.	3.50		05/01/08	584,902
450	Southwestern Public Service Co. (Series A)	6.20		03/01/09	457,130
375	Texas-New Mexico Power Co.	6.25		01/15/09	380,608
345	Wisconsin Electric Power Co.	3.50		12/01/07	341,359
					7,745,443
	Electrical Products (0.4%)
480	Cooper Industries, Inc.	5.25		07/01/07	479,495
	Finance/Rental/Leasing (2.8%)
840	American Honda Finance Corp. - 144A*	3.85		11/06/08	824,568
710	Countrywide Home Loans, Inc. (Series L)	3.25		05/21/08	694,241
355	MBNA Corp. (Series F)	5.786	†	05/05/08	356,671
415	Residential Capital Corp.	6.00		02/22/11	410,609
390	Residential Capital Corp.	6.375		06/30/10	391,319
600	SLM Corp.	4.00		01/15/10	572,143
					3,249,551
	Financial Conglomerates (2.1%)
85	Chase Manhattan Corp.	6.00		02/15/09	86,192
145	Chase Manhattan Corp.	7.00		11/15/09	151,490
695	CIT Group Inc. (Series MTN)	4.75		08/15/08	690,266
485	Citigroup Inc.	3.625		02/09/09	473,900
1,045	Pricoa Global Funding I - 144A*	3.90		12/15/08	1,022,586
					2,424,434
	Food Retail (0.5%)
290	Fred Meyer, Inc.	7.45		03/01/08	294,873
290	Safeway Inc.	7.50		09/15/09	304,560
					599,433
	Food: Major Diversified (1.2%)
565	General Mills Inc.	3.875		11/30/07	560,245
485	Kraft Foods Inc.	4.125		11/12/09	473,151
405	Sara Lee Corp.	2.75		06/15/08	392,788
					1,426,184

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Gas Distributors (1.3%)
$170	Keyspan Corp.	4.90%		05/16/08	$169,446
320	NiSource Finance Corp.	5.93	†	11/23/09	320,574
1,025	Sempra Energy	4.75		05/15/09	1,017,667
					1,507,687
	Home Improvement Chains (0.1%)
100	Home Depot Inc.	5.475	†	12/16/09	100,181
	Hotels/Resorts/Cruiselines (0.7%)
545	Hyatt Equities LLC - 144A*	6.875		06/15/07	545,560
210	Starwood Hotels & Resorts Worldwide, Inc.	7.375		05/01/07	210,000
					755,560
	Household/Personal Care (0.4%)
510	Clorox Co. (The)	5.48	†	12/14/07	510,378
	Industrial Conglomerates (0.3%)
400	Textron Financial Corp.	4.125		03/03/08	396,258
	Investment Banks/Brokers (0.9%)
1,055	Goldman Sachs Group Inc. (The)	4.125		01/15/08	1,046,771
	Life/Health Insurance (1.6%)
585	John Hancock Financial Services, Inc.	5.625		12/01/08	589,247
630	Met Life Global - 144A*	4.625		08/19/10	625,328
355	Monumental Global Funding II - 144A*	3.85		03/03/08	350,462
350	Monumental Global Funding II - 144A*	4.375		07/30/09	344,593
					1,909,630
	Major Banks (4.3%)
800	Bank of America Corp.	3.375		02/17/09	778,099
755	HBOS Treasury Services PLC - 144A* (United Kingdom)	5.625		07/20/09	764,662
850	HSBC Finance Corp.	6.75		05/15/11	897,261
315	Popular North America, Inc. (Series F)	5.65		04/15/09	316,992
585	Suntrust Bank Atlanta	4.55		05/25/09	579,475
565	Unicredit Luxembourg Finance S.A. - 144A* (Luxembourg)	5.405	†	10/24/08	565,318
700	Wachovia Corp.	5.35		03/15/11	709,395
365	Wells Fargo & Co.	3.12		08/15/08	354,615
					4,965,817

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Major Telecommunications (1.1%)
$490	AT&T Inc.	5.456	†%	02/05/10	$490,721
325	Deutsche Telekom International Finance BV (Netherlands)	8.00		06/15/10	351,922
425	Telecom Italia Capital SA (Luxembourg)	4.875		10/01/10	419,945
					1,262,588
	Managed Health Care (0.4%)
480	UnitedHealth Group Inc.	4.125		08/15/09	471,099
	Media Conglomerates (1.0%)
400	Time Warner, Inc.	5.59	†	11/13/09	400,936
340	Time Warner, Inc.	6.15		05/01/07	340,000
155	Viacom Inc.	5.70	†	06/16/09	155,517
300	Viacom Inc.	5.75		04/30/11	304,357
					1,200,810
	Medical Specialties (0.8%)
605	Baxter International, Inc.	5.196		02/16/08	604,286
310	Hospira, Inc.	5.83	†	03/30/10	311,160
					915,446
	Motor Vehicles (0.6%)
295	DaimlerChrysler North American Holdings Co.	4.05		06/04/08	290,960
345	DaimlerChrysler North American Holdings Co.	5.77	†	03/13/09	346,230
					637,190
	Multi-Line Insurance (1.3%)
540	American General Finance Corp. (Series H)	4.625		09/01/10	531,888
125	AXA Financial, Inc.	6.50		04/01/08	126,181
490	Hartford Financial Services Group, Inc. (The)	5.55		08/16/08	491,923
310	International Lease Finance Corp.	4.625		06/02/08	307,884
					1,457,876
	Oil & Gas Pipelines (0.5%)
555	Enbridge Energy Parners, LP	4.00		01/15/09	544,624
	Oil Refining/Marketing (0.4%)
495	Valero Energy Corp.	3.50		04/01/09	480,932
	Other Metals/Minerals (0.3%)
370	Brascan Corp. (Canada)	8.125		12/15/08	386,693

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Property - Casualty Insurers (1.7%)
$815	Mantis Reef Ltd. - 144A* (Australia)	4.692%		11/14/08	$808,098
255	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	254,030
405	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	404,496
500	XLLIAC Global Funding - 144A*	4.80		08/10/10	493,851
					1,960,475
	Railroads (1.5%)
385	Burlington North Santa Fe Railway Co.	6.125		03/15/09	391,452
270	Norfolk Southern Corp.	7.35		05/15/07	270,148
1,120	Union Pacific Corp. (Series E)	6.79		11/09/07	1,126,476
					1,788,076
	Real Estate Development (0.7%)
384	World Financial Properties - 144A*	6.91		09/01/13	402,502
339	World Financial Properties - 144A*	6.95		09/01/13	355,714
					758,216
	Real Estate Investment Trusts (0.6%)
355	iStar Financial Inc.	5.69	†	03/09/10	355,469
330	Simon Property Group LP	6.375		11/15/07	331,541
					687,010
	Regional Banks (0.5%)
510	Banco Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625		11/03/09	540,177
	Restaurants (0.4%)
500	Tricon Global Restaurants, Inc.	7.65		05/15/08	510,493
	Savings Banks (1.0%)
475	Sovereign BanCorp Inc.	5.58	†	03/23/10	475,201
150	Sovereign Bank (Series CD)	4.00		02/01/08	148,492
155	Washington Mutual Inc.	4.00		01/15/09	151,922
310	Washington Mutual Inc.	8.25		04/01/10	334,871
					1,110,486
	Wireless Telecommunications (0.5%)
580	Vodafone Group PLC (United Kingdom)	5.44	†	12/28/07	580,360
	Total Corporate Bonds (Cost $48,105,178)				47,792,871

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Collateralized Mortgage Obligations (34.0%)
	U.S. Government Agencies (3.0%)
$1,296	Federal Home Loan Mortgage Corp. 2182 ZC	7.50%		09/15/29	$1,360,095
1,193	Federal National Mortgage Assoc. 2005-27 NA (PAC)	5.50		01/25/24	1,191,683
887	Federal National Mortgage Assoc. 2005-52 PA (PAC)	6.50		06/25/35	919,837
	Total U.S. Government Agencies				3,471,615
	Private Issues (31.0%)
880	Bank of America Funding Corp. - 2006-H 3A1	6.24		09/20/46	886,324
587	Bear Stearns Alt -A Tst - 2003-3 3A	5.67	†	10/25/33	589,888
	Bear Stearns Mortgage Funding Trust
791	2006-AR1 1A2	5.57	†	07/25/36	789,636
930	2006-AR3 1A1	5.50	†	10/25/36	924,550
	Countrywide Alternative Loan Trust
923	2005-58 A2	5.71	†	12/20/35	926,717
679	2006-0A1 1A2	5.62	†	03/20/46	680,466
3,442	2005-81 X1 (IO)	2.104	†	02/25/37	178,554
664	2006-0A14 2A1	5.51	†	11/25/46	666,048
1,088	2006-0A16 A3	5.57	†	10/25/46	1,087,768
687	2006-0A22 A2	5.53	†	02/25/47	687,378
540	2005-76 2A2	6.71	†	02/25/36	546,156
4,257	2006-0A1 2X (IO)	1.998	†	03/20/46	191,593
4,097	Countrywide Home Loans - 2004-25 1X (IO)	1.777	†	02/25/35	89,630
69	Countrywide Alternative Loan Trust 2006-0A6N N1 - 144A*	5.25	†	07/25/46	80,013
936	DSLA Mortgage Loan Trust - 2006-AR2 2A1A	5.52		11/19/37	937,943
23	DSLA Nim Corp. - 2006-1 N1 - 144A*	5.93		04/20/46	22,923
752	First Horizon Alternative Mortgage Sec. 2006-FA8 1A7	6.00		02/25/37	756,813
	Greenpoint Mortgage Funding Trust
738	2006-AR2 4A1	7.01	†	03/25/36	756,063
1,848	2005-AR3 X1 (IO)	2.394	†	08/25/45	55,452
3,167	2005-AR4 X4 (IO)	2.299	†	10/25/45	95,030
	GS Mortgage Securities Corp.
293	2007-NIM1 N1 - 144A*	6.25		08/25/46	292,362
73	2006-NIM3 N1 - 144A*	6.41		06/25/46	82,479

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Harborview Mortgage Loan Trust
$3,674		2005-2 X (IO)	1.393	†%	05/19/35	$85,545
1,049		2006-10 2A1B	5.56	†	11/19/36	1,046,275
755		2006-7 2A1B	5.57	†	10/19/37	756,860
889		2006-8 2A1B	5.57	†	08/21/36	887,360
775		2006-1 2A1B	5.56	†	03/19/37	777,234
0	‡	2006-5 PO2 (PO)	0.00		07/19/47	10
3,287		2006-5 X2 (IO)	1.884	†	07/19/47	117,604
2,462		2005-16 X1 (IO)	1.934	†	01/19/36	70,771
6,275		2005-16 X3 (IO)	1.698	†	01/19/36	158,830
3,163		2005-3 X2 (IO)	1.088	†	06/19/35	72,149
245		2005-9, B1	5.92	†	06/20/35	247,327
2		2006-1 PO1 (PO)	0.00		03/19/37	1,616
1,208		2006-12 2A2B	5.57	†	01/19/38	1,212,710
1,629		2005-16 4A1A	7.01	†	01/19/36	1,658,002
4,323		2006-1 X1 (IO)	1.748	†	03/19/37	188,450
		Harborview NIM Corp.
55		2006-7A N1 - 144A*	6.41		09/19/36	55,407
336		2006-14 N1 - 144A*	6.41		03/19/38	335,141
181		2006-9A N1	6.41		11/19/36	180,486
200		2007-1A N1 - 144A*	6.41		03/19/37	200,014
12		2006-BU1 N1 - 144A*	5.93		02/20/46	12,313
326		2006-12 N1 - 144A*	6.41		12/19/36	325,312
237		Indymac Index Mortgage Loan Trust 2004-AR3 B1	5.82	†	07/25/34	237,139
69		Indymac Index NIM Corp. 2006-AR6 N1 - 144A*	6.65		06/25/46	81,565
74		Lehman XS Net Interest Margin Notes 2006-GP1 A1 -144A*	6.25		05/28/46	85,599
		Luminent Mortgage Trust
838		2006-6 A1	5.52	†	10/25/46	840,507
674		2006-1 A1	5.56	†	04/25/36	675,428
668		2006-2 A1B	5.60	†	02/25/46	669,673
64		Rali NIM Corp. 2006-Q04 N1 - 144A*	6.05		04/25/46	64,190
		Residential Accredit Loans Inc.
323		2006-Q01 1A1	5.58	†	02/25/46	323,174
333		2006-Q01 2A1	5.59	†	02/25/46	333,348
525		2006-Q01 2A2	5.65	†	02/25/46	526,557
784		2006-QH1 A1	5.51	†	12/25/36	787,806
1,025		2006-Q06 A2	5.55	†	06/25/46	1,023,698

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$918	2006-QO10 A2	5.52	† %	01/25/37	$916,984
1,082	2007-QH1 A2	5.51	†	02/25/37	1,081,029
	Structured Asset Mortgage Investments Inc.
545	2006-AR1 2A2	5.63	†	02/25/36	547,143
838	2006-AR2 A2	5.63	†	02/25/36	841,395
942	2006-AR8 A1A	5.52	†	10/25/36	944,683
800	2007-AR2 1A2	5.51	†	02/25/37	801,897
	Washington Mutual Mortgage Pass-Through Certificates
1,061	2005-AR13 A1B3	5.68	†	10/25/45	1,066,020
1,048	2005-AR15 A1B3	5.66	†	11/25/45	1,050,460
399	2005-AR8 2AB3	5.68	†	07/25/45	400,674
720	2006-AR6 2A	5.91	†	08/25/46	720,263
1,301	2006-AR9 1A	6.01	†	08/25/46	1,318,624
3,695	2004-AR10 X (IO)	1.277	†	07/25/44	64,655
5,151	2004-AR12 X (IO)	1.302	†	10/25/44	90,136
2,038	2004-AR8 X (IO)	1.321	†	06/25/44	35,664
781	Washington Mutual Alternative Loan Trust Mortgage Pass-Through Certificates 2006-AR2 A1A	6.26	†	04/25/46	784,920
	Total Private Issues				36,026,433
	Total Collateralized Mortgage Obligations (Cost $40,304,196)				39,498,048
	U.S. Government Agencies - Mortgage-Backed Securities (19.8%)
1,094	Federal Home Loan Mortgage Corp.	7.50		10/01/26 - 08/01/32	1,146,536
688	Federal Home Loan Mortgage Corp. ARM	3.533		07/01/34	685,563
1,074	Federal Home Loan Mortgage Corp. ARM	4.148		08/01/34	1,082,674
6	Federal Home Loan Mortgage Corp. PC Gold	6.50		07/01/29 - 09/01/29	5,702
1,524	Federal Home Loan Mortgage Corp. PC Gold	7.50		01/01/30 - 07/01/32	1,595,547
874	Federal National Mortgage Assoc.	6.50		01/01/29 - 07/01/32	901,852
1,349	Federal National Mortgage Assoc.	7.00		02/01/26 - 04/01/33	1,410,830
3,900	Federal National Mortgage Assoc.	7.00		***	4,025,508
590	Federal National Mortgage Assoc.	7.50		09/01/29 - 09/01/32	617,932
697	Federal National Mortgage Assoc. ARM	3.614		07/01/34	701,753
444	Federal National Mortgage Assoc. ARM	3.751		06/01/34	446,627
694	Federal National Mortgage Assoc. ARM	4.151		09/01/34	698,387
1,232	Federal National Mortgage Assoc. ARM	4.209		05/01/35	1,246,072
1,083	Federal National Mortgage Assoc. ARM	4.282		04/01/35	1,085,003
1,032	Federal National Mortgage Assoc. ARM	4.335		05/01/35	1,051,802
528	Federal National Mortgage Assoc. ARM	4.568		04/01/35	529,144

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$1,233	Federal National Mortgage Assoc. ARM	4.743%		07/01/35	$1,228,594
587	Federal National Mortgage Assoc. ARM	6.198		07/01/33	600,773
1,481	Federal National Mortgage Assoc. ARM	4.711		09/01/35	1,471,613
1,133	Government National Mortgage Assoc. II	5.375	†	06/20/22 - 05/20/23	1,145,591
1,080	Government National Mortgage Assoc. II	5.50	†	08/20/29 - 09/20/29	1,093,773
265	Government National Mortgage Assoc. II	6.125	†	10/20/24 - 12/20/24	269,136
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $23,045,031)				23,040,412
	Asset-Backed Securities (6.7%)
	Finance/Rental/Leasing
275	Aegis Asset Backed Securities Trust 2004-2 B1	7.32	†	06/25/34	270,923
350	Ameriquest Mortgage Securities Inc. 2004-R7 M5	6.47	†	08/25/34	351,778
1,000	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	999,272
1,300	Capital Auto Receivables Asset Trust 2006-SN1A A3 - 144A*	5.31		10/20/09	1,300,877
1,400	Chase Manhattan Auto Owner Trust 2004-A A4	2.83		09/15/10	1,381,534
575	CIT Equipment Collateral - 2006-VT2 A3	5.07		02/20/10	575,195
1,663	Harley-Davidson Motorcycle Trust 2003-3 A2	2.76		05/15/11	1,647,735
725	Hertz Vehicle Financing LLC 2005-2A A2 - 144A*	4.93		02/25/10	722,810
150	Home Equity Asset Trust 2004-3 B1	7.42	†	08/25/34	150,197
425	Park Place Securities Inc. 2004-MCW1 M7	7.17	†	10/25/34	376,652
	Total Asset-Backed Securities (Cost $7,875,413)				7,776,973

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (1.1%)
	U.S. Government Obligation (a) (0.2%)
$200	U.S. Treasury Bill ** (Cost $198,034 )	4.915%	07/12/07	$198,034
	Repurchase Agreement (0.9%)
1,007	Joint repurchase agreement account (dated 04/30/07; proceeds $1,007,146) (b) (Cost $1,007,000)	5.22	05/01/07	1,007,000
	Total Short-Term Investments (Cost $1,205,034)			1,205,034
	Total Investments (Cost $120,534,852) (c) (d)		102.8%	119,313,338
	Liabilities in Excess of Other Assets		(2.8)	(3,199,798)
	Net Assets		100.0%	$116,113,540

  ARM  Adjustable Rate Mortgage. Interest rate in effect as of April 30, 2007.

  IO  Interest Only Security.

  MTN  Medium Term Note.

  PAC  Planned Amortization Class.

  PC  Participation Certificate.

  PO  Principal Only Security.

  ‡  Amount less than one thousand.

  *  Resale is restricted to qualified institutional investors.

  **  A portion of this security has been physically segregated in connection with open futures contracts in the amount of $48,700.

  ***  Securities were purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

  †  Floating rate security; rate shown is the rate in effect at April 30, 2007.

  (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

  (b)  Collateralized by federal agency and U.S. Treasury obligations.

  (c)  Securities have been designated as collateral in an amount equal to $50,839,463 in connection with securities purchased on a forward commitment basis, open futures contracts and open swap contracts.

  (d)  The aggregate cost for federal income tax purposes is $121,206,220. The aggregate gross unrealized appreciation is $226,764 and the aggregate gross unrealized depreciation is $2,119,646, resulting in net unrealized depreciation of $1,892,882.

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Portfolio of Investments  ■  April 30, 2007 continued

Futures Contracts Open at April 30, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
116	Long	U.S. Treasury Note 10 year, June 2007	$12,566,063	$12,802
35	Long	U.S. Treasury Note 5 year, June 2007	3,703,985	434
4	Long	U.S. Treasury Note 10 year, September 2007	433,625	1,739
76	Short	U.S. Treasury Bond 20 year, June 2007	(8,493,000)	(27,014)
106	Short	U.S. Treasury Note 2 year, June 2007	(21,700,189)	4,816
Net Unrealized Depreciation				$(7,223)

Credit Default Swap Contracts Open at April 30, 2007:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000's)	PAY/RECEIVE FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Southwest Airlines Co.	Buy	$350	0.22%	December 20, 2011	$2,172
Goldman Sachs International Dell Inc.	Buy	300	0.22	March 20, 2012	(116)
Citibank, N.A., New York Tyco International Ltd.	Buy	150	0.43	March 20, 2012	897
Citibank, N.A., New York Tyco International Ltd.	Buy	340	0.43	March 20, 2012	2,034
Net Unrealized Appreciation					$4,987

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Financial Statements

Statement of Assets and Liabilities

April 30, 2007

Assets:
Investments in securities, at value (cost $120,534,852)	$119,313,338
Unrealized appreciation on open swap contracts	5,103
Cash	12,185
Receivable for:
Investments sold	2,748,307
Interest	938,285
Principal paydowns	78,692
Shares of beneficial interest sold	8,207
Prepaid expenses and other assets	22,641
Total Assets	123,126,758
Liabilities:
Unrealized depreciation on open swap contracts	116
Payable for:
Investments purchased	6,734,344
Shares of beneficial interest redeemed	61,098
Dividends to shareholders	61,034
Investment advisory fee	51,938
Variation margin	18,189
Transfer agent fee	10,793
Administration fee	7,990
Periodic payment on swap contracts	457
Accrued expenses and other payables	67,259
Total Liabilities	7,013,218
Net Assets	$116,113,540
Composition of Net Assets:
Paid-in-capital	$146,769,038
Net unrealized depreciation	(1,223,750)
Dividends in excess of net investment income	(611,276)
Accumulated net realized loss	(28,820,472)
Net Assets	$116,113,540
Net Asset Value Per Share 12,884,234 shares outstanding (unlimited shares authorized of $.01 par value)	$9.01

Statement of Operations

For the year ended April 30, 2007

Net Investment Income:
Interest Income	$6,981,856
Expenses
Investment advisory fee	715,079
Transfer agent fees and expenses	142,376
Administration fee	110,012
Shareholder reports and notices	95,203
Professional fees	69,300
Custodian fees	34,523
Registration fees	25,922
Trustees' fees and expenses	2,434
Other	31,524
Total Expenses	1,226,373
Less: amounts waived/reimbursed	(58,043)
Less: expense offset	(796)
Net Expenses	1,167,534
Net Investment Income	5,814,322
Net Realized and Unrealized Gain (Loss): Net Realized Gain (Loss) on:
Investments	(401,448)
Futures contracts	(316,826)
Option contract	5,298
Swap contracts	(2,441)
Net Realized Loss	(715,417)
Net Change in Unrealized Depreciation:
Investments	1,245,186
Futures contracts	55,457
Swap contracts	4,987
Net Appreciation	1,305,630
Net Gain	590,213
Net Increase	$6,404,535

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED APRIL 30, 2007	FOR THE YEAR ENDED APRIL 30, 2006
Increase (Decrease) in Net Assets: Operations:
Net investment income	$5,814,322	$7,699,849
Net realized loss	(715,417)	(2,966,520)
Net change in unrealized depreciation	1,305,630	674,043
Net Increase	6,404,535	5,407,372
Dividends to shareholders from net investment income	(6,600,628)	(10,065,548)
Net decrease from transactions in shares of beneficial interest	(43,890,687)	(191,265,877)
Net Decrease	(44,086,780)	(195,924,053)
Net Assets:
Beginning of period	160,200,320	356,124,373
End of Period (Including dividends in excess of net investment income of $611,276 and $1,878,696, respectively)	$116,113,540	$160,200,320

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Notes to Financial Statements  ■  April 30, 2007

1. Organization and Accounting Policies

Morgan Stanley Limited Duration Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on January 10, 1994.

The Fund will assess a 2% redemption fee, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) credit default swaps are marked-to-market daily based upon quotations from market markers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These

Morgan Stanley Limited Duration Fund

Notes to Financial Statements  ■  April 30, 2007 continued

balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy or a failure to pay outstanding obligations while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer an agreed upon amount which approximates the notional amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the Notional Amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books.

F. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

Morgan Stanley Limited Duration Fund

Notes to Financial Statements  ■  April 30, 2007 continued

If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

G. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $1 billion; 0.47% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.42% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

For the period November 18, 2005 through November 17, 2006, the Investment Adviser had agreed to cap the Fund's operating expenses for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator had agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 0.80% of the average daily net assets of the Fund.

Morgan Stanley Limited Duration Fund

Notes to Financial Statements  ■  April 30, 2007 continued

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the year ended April 30, 2007 were $85,826,164, and $119,952,243, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $32,886,233 and $30,527,524, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED APRIL 30, 2007		FOR THE YEAR ENDED APRIL 30, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,269,539	$11,424,932	3,479,165	$31,694,608
Reinvestment of dividends	526,268	4,737,400	795,079	7,229,149
	1,795,807	16,162,332	4,274,244	38,923,757
Redeemed	(6,670,835)	(60,053,019)	(25,350,341)	(230,189,634)
Net decrease	(4,875,028)	$(43,890,687)	(21,076,097)	$(191,265,877)

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Limited Duration Fund

Notes to Financial Statements  ■  April 30, 2007 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED APRIL 30, 2007	FOR THE YEAR ENDED APRIL 30, 2006
Ordinary income	$6,574,944	$10,100,099
As of April 30, 2007, the tax-basis components of accumulated losses were as follows:
Undistributed ordinary income	$120,972
Undistributed long-term gains	—
Net accumulated earnings	120,972
Capital loss carryforward*	(27,648,478)
Post-October losses	(1,178,052)
Temporary differences	(62,045)
Net unrealized depreciation	(1,887,895)
Total accumulated losses	$(30,655,498)

*As of April 30, 2007, the Fund had a net capital loss carryforward of $27,648,478 of which $51,242 will expire on April 30, 2008, $2,035,052 will expire on April 30, 2009, $1,582,163 will expire on April 30, 2011, $2,183,130 will expire on April 30, 2012, $11,744,997 will expire on April 30, 2013, $4,214,200 will expire on April 30, 2014 and $5,837,694 will expire on April 30, 2015 to offset future capital gains to the extent provided by regulations.

As of April 30, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, book amortization of premiums on debt securities, mark-to-market of open futures contracts and dividend payable.

Permanent differences, due to losses on paydowns, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at April 30, 2007:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$2,053,726	$(2,033,222)	$(20,504)

Morgan Stanley Limited Duration Fund

Notes to Financial Statements  ■  April 30, 2007 continued

6. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

For hedging and investment purposes, the Fund may also engage in transactions in listed and over-the-counter options.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement and Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into contracts from the potential inability of counterparts to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Limited Duration Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED APRIL 30,
	2007		2006		2005		2004		2003
Selected Per Share Data:
Net asset value, beginning of period	$9.02		$9.17		$9.41		$9.68		$9.59
Income (loss) from investment operations:
Net investment income	0.33		0.16		0.19		0.17		0.24
Net realized and unrealized gain (loss)	0.09		0.05		(0.08)		(0.07)		0.13
Total income from investment operations	0.42		0.21		0.11		0.10		0.37
Less dividends from net investment income:	(0.43)		(0.36)		(0.35)		(0.37)		(0.28)
Net asset value, end of period	$9.01		$9.02		$9.17		$9.41		$9.68
Total Return†	4.77%		2.29%		1.20%		0.99%		3.93%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.85	%(2)	0.80	%(2)	0.76	%(1)	0.85	%(1)	0.84	%(2)
Net investment income	4.23%		2.95%		2.63%		1.75%		1.90%
Supplemental Data:
Net assets, end of period, in thousands	$116,114		$160,200		$356,124		$488,409		$429,409
Portfolio turnover rate	63%		54%		82%		240%		217%

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Does not reflect the effect of expense offset of 0.01%.

  (2)  If the Fund had borne all expenses that were assumed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2007	0.89%	4.19%
April 30, 2006	0.83	2.93
April 30, 2003	0.87	1.86

See Notes to Financial Statements

Morgan Stanley Limited Duration Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Limited Duration Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Limited Duration Fund (the "Fund"), including the portfolio of investments, as of April 30, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Limited Duration Fund as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
June 22, 2007

Morgan Stanley Limited Duration Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Limited Duration Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Limited Duration Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006), and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley Limited Duration Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services), and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Limited Duration Fund

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of April 30, 2007.

Morgan Stanley Limited Duration Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and Global Director of Compliance for Morgan Stanley Investment Management (since April 2001); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, U.S. Director of Compliance (October 2004 to April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Limited Duration Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (40) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2007 Federal Tax Notice (unaudited)

Of the Fund's ordinary dividends paid during the fiscal year ended April 30, 2007, 0.13% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

MORGAN STANLEY FUNDS

Morgan Stanley
Limited Duration Fund

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

Annual Report

April 30, 2007

MSLRPT-IU07-01543P-Y04/07

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

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Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2007

	Registrant		Covered Entities(1)
Audit Fees	$36,200		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	$7,840,666	(2)
Tax Fees	$6,820	(3)	$826,666	(4)
All Other Fees	$—		$—
Total Non-Audit Fees	$7,361		$8,667,332

Total	$43,561		$8,667,332

2006

	Registrant		Covered Entities(1)
Audit Fees	$35,125		N/A

Non-Audit Fees
Audit-Related Fees	$540	(2)	$5,221,456	(2)
Tax Fees	$5,475	(3)	$2,151,566	(4)
All Other Fees	$—		$—
Total Non-Audit Fees	$6,015		$7,373,022

Total	$41,140		$7,373,022

N/A- Not applicable, as not required by Item 4.

(1)          Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)          Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

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(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

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The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

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not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

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rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

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Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)      Not applicable.

(g)     See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)         The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund

/s/ Ronald E.Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2007

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